Concentrations of Credit Risk	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010 STAG Predecessor Group
Concentrations of Credit Risk

11.          Concentrations of Credit Risk

Concentrations of credit risk arise when a number of tenants related to the Company’s investments or rental operations are engaged in similar business activities, are located in the same geographic region, or have similar economic features that would cause their inability to meet contractual obligations, including those to the Company, to be similarly affected. The Company regularly monitors its tenant base to assess potential concentrations of credit risk. Management believes the current credit risk portfolio is reasonably well diversified and does not contain any unusual concentration of credit risk. No tenant accounted for more than 7.6% of the Predecessor’s base rents for the period January 1, to April 19, 2011, and no tenant accounted for more than 4.8% of the Company’s base rents for the period April 20 to June 30, 2011.  Recent developments in the general economy and the global credit markets have had a significant adverse effect on companies in numerous industries. The Company has tenants concentrated in various industries that may be experiencing adverse effects from the current economic conditions and the Company could be adversely affected if such tenants go into default on their leases.

8. Concentrations of Credit Risk

        Concentrations of credit risk arise when a number of tenants related to STAG Predecessor Group's investments or rental operations are engaged in similar business activities, are located in the same geographic region, or have similar economic features that would cause their inability to meet contractual obligations, including those to STAG Predecessor Group, to be similarly affected. STAG Predecessor Group regularly monitors its tenant base to assess potential concentrations of credit risk. Management believes the current credit risk portfolio is reasonably well diversified and does not contain any unusual concentration of credit risk. No tenant accounted for 5% or more of STAG Predecessor Group's rents during 2010, 2009, 2008. Recent developments in the general economy and the global credit markets have had a significant adverse effect on companies in numerous industries. STAG Predecessor Group has tenants concentrated in various industries that may be experiencing adverse effects from the current economic conditions and STAG Predecessor Group could be adversely affected if such tenants go into default on their leases.